UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	6/30
Date of reporting period:	09/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC California Municipal Money Market Fund

September 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.5%	Rate (%)	Date	Amount ($)		Value ($)
Antelope Valley Community College
District, GO Notes, TRAN	2.00	11/30/12	1,000,000	a	1,002,738
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.20	10/7/12	2,800,000	b	2,800,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.19	10/7/12	1,600,000	b	1,600,000
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West Loan Program)
(LOC; Citibank NA)	0.20	10/7/12	3,000,000	b	3,000,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.28	10/7/12	2,720,000	b	2,720,000
California Infrastructure and
Economic Development Bank,
Revenue (Goodwill Industries
of Orange County, California)
(LOC; Wells Fargo Bank)	0.24	10/7/12	900,000	b	900,000
California Pollution Control
Financing Authority, EIR (Air
Products Manufacturing
Corporation Project)	0.21	10/1/12	6,500,000	b,c	6,500,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.18	10/7/12	3,000,000	b,c	3,000,000
California Pollution Control
Financing Authority, SWDR

(Crown Disposal Company, Inc.
Project) (LOC; Union Bank NA)	0.20	10/7/12	2,825,000	b,c	2,825,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.25	10/7/12	1,600,000	b,c	1,600,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.25	10/7/12	1,725,000	b,c	1,725,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company,
Inc. Project) (LOC; Union Bank
NA)	0.24	10/7/12	855,000	b,c	855,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.25	10/7/12	1,500,000	b,c	1,500,000
California School Cash Reserve
Program Authority, Revenue	2.00	12/31/12	4,000,000	a	4,014,899
California School Cash Reserve
Program Authority, Revenue	2.00	12/31/12	100,000	a	100,370
California School Cash Reserve
Program Authority, Revenue	2.00	2/1/13	2,500,000	a	2,511,625
California School Cash Reserve
Program Authority, Revenue	2.00	4/26/13	4,000,000	a	4,034,343
California Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project) (P-FLOATS Series
PT-4184) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.42	10/7/12	2,250,000 b,d,e		2,250,000
California Statewide Communities
Development Authority, MFHR
(Olen Jones Senior Apartments
Project) (LOC; Citibank NA)	0.28	10/7/12	860,000	b	860,000
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.24	10/7/12	1,640,000	b	1,640,000
California Statewide Communities

Development Authority, Revenue
(Metropolitan Area Advisory
Committee Project) (LOC; Bank
of America)	0.30	10/7/12	1,225,000	b	1,225,000
California Statewide Communities
Development Authority, Revenue
(Tiger Woods Learning Center
Foundation) (LOC; Bank of
America)	0.36	10/7/12	2,450,000	a,b	2,450,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1013) (Fontana
Public Financing Authority,
Tax Allocation Revenue (North
Fontana Redevelopment
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.33	10/7/12	1,000,000 b,d,e		1,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1083) (California
Health Facilities Financing
Authority, Revenue (Catholic
Healthcare West)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.25	10/7/12	3,000,000 b,d,e		3,000,000
Los Angeles County Schools Pooled
Financing Program, Pooled TRAN
Participation Certificates
(Certain Los Angeles County
Schools and Community College
Districts)	2.00	1/31/13	3,200,000	a	3,216,429
Orange County Irvine Coast
Assessment District Number
88-1, Limited Obligation
Improvement Bonds (LOC;
Sumitomo Mitsui Banking Corp.)	0.19	10/7/12	1,865,000	b	1,865,000
Ravenswood City School District,
GO Notes, TRAN	1.00	2/4/13	1,000,000		1,002,217
Redwood City School District,
GO Notes, TRAN	2.00	10/1/12	1,500,000		1,500,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.27	10/7/12	3,900,000	b	3,900,000

San Diego County and San Diego
County School Districts, TRAN,
Program Note Participations	2.00	4/30/13	1,000,000	a	1,009,802
San Diego County Regional
Transportation Commission,
Sales Tax Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.20	10/7/12	3,000,000	b	3,000,000
Vacaville,
MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.18	10/7/12	400,000	b	400,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	10/4/12	1,000,000	a	1,000,112
Westminster Redevelopment Agency,
MFHR (Brookhurst Royale Senior
Assisted Living Project) (LOC;
Union Bank NA)	0.63	10/7/12	235,000	b	235,000

Total Investments (cost $70,242,535)			99.5%		70,242,535
Cash and Receivables (Net)			.5%		341,858
Net Assets			100.0%		70,584,393

a At September 30, 2012, the fund had $19,340,318 or 27.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate demand note - rate shown is the interest rate in effect at September 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c At September 30, 2012, the fund had $18,005,000 or 25.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from pollution control.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to $6,250,000 or 8.9% of net assets.
e The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	70,242,535
Level 3 - Significant Unobservable Inputs	-
Total	70,242,535

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Massachusetts Municipal Money Market Fund

September 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--97.9%
Adams-Cheshire Regional School
District, GO Notes, BAN	1.25	8/28/13	2,000,000	a	2,015,374
Greenfield,
GO Notes (Municipal Purpose
Loan)	2.00	2/1/13	321,800		323,241
Greenfield,
GO Notes, BAN	1.00	12/3/12	1,220,000		1,221,255
Lawrence,
GO Notes, BAN (State Qualified
Deficit Financing)	1.50	6/1/13	1,500,000		1,510,164
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; U.S. Bank NA)	0.20	10/1/12	5,240,000	b	5,240,000
Massachusetts,
GO Notes (Consolidated Loan)
(LOC; JPMorgan Chase Bank)	0.21	10/1/12	1,000,000	b	1,000,000
Massachusetts,
Special Obligation Revenue,
Refunding (Senior Federal
Highway Grant Anticipation
Note Program)	5.00	6/15/13	200,000		206,506
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; Barclays Bank PLC)	0.18	10/7/12	2,000,000	b	2,000,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity

Facility; Barclays Bank PLC)	0.18	10/7/12	1,000,000	b	1,000,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC;
FHLB)	0.18	10/7/12	1,400,000	a,b	1,400,000
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.18	10/7/12	9,830,000	a,b	9,830,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.15	10/7/12	4,000,000	a,b	4,000,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.18	10/7/12	10,345,000	a,b	10,345,000
Massachusetts Development Finance
Agency, Revenue (Eaglebrook
School Issue) (LOC; Bank of
America)	0.22	10/7/12	1,000,000	a,b	1,000,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)	0.17	10/7/12	3,800,000	a,b	3,800,000
Massachusetts Development Finance
Agency, Revenue (Jewish
Healthcare Center, Inc.
Assisted Living Corporation
Issue) (LOC; TD Bank)	0.20	10/7/12	2,000,000	b	2,000,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Whaling Museum Issue) (LOC;
Bank of America)	0.36	10/7/12	300,000	b	300,000
Massachusetts Development Finance
Agency, Revenue (The Marine
Biological Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.19	10/7/12	2,630,000	b	2,630,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.19	10/7/12	3,000,000	a,b	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital

Asset Program Issue) (LOC;
Bank of America)	0.26	10/1/12	2,000,000	b	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue) (Citigroup
ROCS, Series RR II R-10390)
(Liquidity Facility; Citibank
NA)	0.19	10/1/12	2,000,000 a,b,c,d		2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hebrew
Rehabilitation Center Issue)
(LOC; Bank of America)	0.25	10/7/12	2,200,000	b	2,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.22	10/7/12	3,000,000	b	3,000,000
Massachusetts Industrial Finance
Agency, Revenue (Groton School
Issue) (Liquidity Facility;
U.S. Bank NA)	0.17	10/7/12	2,500,000	a,b	2,500,000
Northborough,
GO Notes, BAN	1.25	4/26/13	603,700		606,254
Saugus,
GO Notes, BAN	1.50	11/15/12	1,383,000		1,384,685
Southbridge,
GO Notes	1.50	5/15/13	2,200,000		2,214,282
Woburn,
GO Notes, BAN	1.00	10/26/12	2,000,000		2,001,116
Worcester,
GO Notes, BAN	1.00	11/8/12	1,905,000		1,906,240

U.S. Related--2.0%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11762) (Liquidity Facility;
Citibank NA)	0.21	10/7/12	1,500,000 b,c,d		1,500,000

Total Investments (cost $74,134,117)	99.9%	74,134,117
Cash and Receivables (Net)	.1%	78,494
Net Assets	100.0%	74,212,611

a At September 30, 2012, the fund had $39,890,374 or 53.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate demand note - rate shown is the interest rate in effect at September 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to $3,500,000 or 4.7% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts

PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	74,134,117
Level 3 - Significant Unobservable Inputs	-
Total	74,134,117

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New York Municipal Money Market Fund

September 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--97.8%	Rate (%)	Date	Amount ($)		Value ($)
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC; RBS
Citizens NA)	0.26	10/7/12	1,270,000	a	1,270,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)	0.23	10/7/12	6,635,000	a	6,635,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.23	10/7/12	1,900,000	a	1,900,000
Ausable Valley Central School
District, GO Notes, BAN	1.50	4/5/13	1,600,000		1,606,238
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility) (LOC;
U.S. Bank NA)	0.30	10/7/12	1,970,000	a	1,970,000
Campbell-Savona Central School
District, GO Notes, BAN	1.50	6/21/13	1,000,000		1,005,937
Cayuga County,
GO Notes, BAN	1.25	2/8/13	1,000,000		1,002,294
Cooperstown,
GO Notes, BAN	1.25	8/28/13	1,750,000		1,758,673
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.23	10/7/12	4,175,000	a	4,175,000
Erie County Industrial Development
Agency, IDR (Luminescent

System, Inc. Project) (LOC;
HSBC Bank USA)	0.40	10/7/12	2,245,000	a	2,245,000
Hamburg Central School District,
GO Notes, BAN	1.50	6/14/13	2,900,000		2,917,370
Hamburg Village,
GO Notes, BAN	1.00	7/18/13	2,480,000		2,487,824
Hornell City School District,
GO Notes, BAN	1.25	6/28/13	1,700,000		1,706,866
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Saint Ann's
Home for the Aged Project)
(LOC; HSBC Bank USA)	0.19	10/7/12	3,475,000	a	3,475,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.23	10/7/12	2,300,000	a	2,300,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.23	10/7/12	4,800,000	a	4,800,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann's Home for
the Aged Project) (LOC; HSBC
Bank USA)	0.20	10/7/12	1,605,000	a	1,605,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.28	10/7/12	4,700,000	a	4,700,000
New York City,
GO Notes (LOC; California
State Teachers Retirement
System)	0.22	10/1/12	1,765,000	a	1,765,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.24	10/7/12	3,500,000	a	3,500,000
New York City Capital Resource

Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.19	10/7/12	3,100,000	a	3,100,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc.) (LOC; Bank of America)	0.22	10/7/12	5,500,000	a	5,500,000
New York City Housing Development
Corporation, MFHR	0.27	2/1/13	2,300,000		2,300,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.26	10/7/12	2,900,000	a	2,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; TD Bank)	0.26	10/7/12	3,700,000	a	3,700,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; TD Bank)	0.34	10/7/12	2,745,000	a	2,745,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.50	10/7/12	4,055,000	a	4,055,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement System and
State Street Bank and Trust
Co.)	0.20	10/1/12	8,250,000	a	8,250,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Westdeutsche Landesbank)	0.21	10/7/12	2,900,000	a	2,900,000
New York City Trust for Cultural
Resources, Revenue (Alvin

Ailey Dance Foundation) (LOC;
Citibank NA)	0.22	10/7/12	5,660,000	a	5,660,000
New York State Housing Finance
Agency, Housing Revenue (160
West 62nd Street) (LOC; Wells
Fargo Bank)	0.20	10/7/12	8,000,000	a	8,000,000
New York State Housing Finance
Agency, Housing Revenue (250
West 93rd Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.37	10/7/12	5,000,000	a	5,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.26	10/7/12	2,000,000	a	2,000,000
Niagara Wheatfield Central School
District, GO Notes, BAN
(Various Improvements)	1.50	3/27/13	1,000,000		1,004,093
Odessa-Montour Central School
District, GO Notes, BAN	1.50	6/14/13	1,100,000		1,106,512
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Network Inc. Obligated
Group; Faxton-Saint Luke's
Healthcare) (LOC; Bank of
America)	0.33	10/7/12	2,920,000	a	2,920,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Trust)	0.23	10/7/12	1,555,000	a	1,555,000
Port Authority of New York and New
Jersey, Equipment Notes	0.24	10/7/12	4,000,000	a	4,000,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.40	10/7/12	2,800,000	a	2,800,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare

Center, Inc. Project) (LOC;
M&T Trust)	0.28	10/7/12	2,380,000	a	2,380,000
Sullivan County,
GO Notes, BAN	1.25	3/8/13	1,400,000		1,403,915
Sullivan County,
GO Notes, BAN	1.50	3/8/13	1,000,000		1,003,657
Sullivan County,
GO Notes, TAN	1.25	3/15/13	1,000,000		1,003,372
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; RBS Citizens NA)	0.26	10/7/12	3,065,000	a	3,065,000
Triborough Bridge and Tunnel
Authority, Subordinate
Revenue, Refunding (MTA
Bridges and Tunnels) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.33	10/7/12	7,500,000	a	7,500,000
West Genesee Central School
District, GO Notes, RAN	1.00	12/28/12	1,500,000		1,501,437

Total Investments (cost $140,178,188)			97.8%		140,178,188
Cash and Receivables (Net)			2.2%		3,084,339
Net Assets			100.0%		143,262,527

a Variable rate demand note - rate shown is the interest rate in effect at September 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	140,178,188
Level 3 - Significant Unobservable Inputs	-
Total	140,178,188

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)